As filed with the Securities and Exchange Commission on December 7, 2017
Registration No. 033-59474
Investment Company Act of 1940 File No. 811-07572

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 236
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 236
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9328
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ADAM U. SHAIKH
The Principal Financial Group
Des Moines, Iowa 50392
(Name and address of agent for service)
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
___    immediately upon filing pursuant to paragraph (b)
XX     on January 6, 2018 pursuant to paragraph (b)
___    60 days after filing pursuant to paragraph (a)
___    on (date) pursuant to paragraph (a)
___    75 days after filing pursuant to paragraph (a)(2)
___    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class T shares
EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 192 as it relates to the addition of Class T shares to the Diversified Real Asset, EDGE MidCap, Global Multi-Strategy, Opportunistic Municipal, Real Estate Debt Income, and Small-MidCap Dividend Income Funds, until January 6, 2018. Parts A, B and C of the Registrant's Post-Effective Amendment No. 192 under the Securities Act of 1933 as it relates to the addition of Class T shares to the Diversified Real Asset, EDGE MidCap, Global Multi-Strategy, Opportunistic Municipal, Real Estate Debt Income and Small-MidCap Dividend Income Funds, filed on January 30, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 7th day of December, 2017.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	December 7, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	December 7, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	December 7, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	December 7, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	December 7, 2017

(C. Damos)* __________________________ C. Damos	Director	December 7, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	December 7, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	December 7, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	December 7, 2017

(T. Huang)* __________________________ T. Huang	Director	December 7, 2017

(K. McMillan)* __________________________ K. McMillan	Director	December 7, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Director	December 7, 2017

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), and filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800).